UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     5/11/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             108

Form 13F Information Table Value Total:  $      224,775
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- -------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
Alcatel-Lucent                 SPONSORED ADR    013904305      733   323,062 SH       SOLE       0           0   323,062    0
Alcoa Inc                      Common           013817101      357    35,622 SH       SOLE       0           0    35,622    0
Anadarko Pete Corp             Common           032511107    2,957    37,747 SH       SOLE       0           0    37,747    0
Apache Corp                    Common           037411105    1,276    12,700 SH       SOLE       0           0    12,700    0
Apple, Inc                     Common           037833100      348       580 SH       SOLE       0           0       580    0
ARM HLDGS PLC                  SPONSORED ADR    042068106    1,655    58,505 SH       SOLE       0           0    58,505    0
Atlas Air Worldwide Hldgs      Com New          049164205    1,075    21,838 SH       SOLE       0           0    21,838    0
Atwood Oceanics Inc            Common           050095108      366     8,160 SH       SOLE       0           0     8,160    0
Baker Hughes Inc               Common           057224107      429    10,225 SH       SOLE       0           0    10,225    0
Barrick Gold Corp              Common           067901108      241     5,537 SH       SOLE       0           0     5,537    0
BB&T Corp                      Common           054937107    1,047    33,345 SH       SOLE       0           0    33,345    0
BHP Billiton Ltd               SPONSORED ADR    088606108    1,115    15,405 SH       SOLE       0           0    15,405    0
Blackrock Kelso Capital Corp   Common           092533108    1,870   190,461 SH       SOLE       0           0   190,461    0
BP PLC                         SPONSORED ADR    055622104      311     6,902 SH       SOLE       0           0     6,902    0
Bristol-Myers Squibb Co.       Common           110122108      354    10,500 SH       SOLE       0           0    10,500    0
Buckeye Partners LP            Unit Ltd Partn   118230101    1,333    21,780 SH       SOLE       0           0    21,780    0
Calpine Corp                   Common           131347304      227    13,200 SH       SOLE       0           0    13,200    0
Cameco Corp                    Common           13321L108      860    40,009 SH       SOLE       0           0    40,009    0
Cameron International Corp     Common           13342B105    1,918    36,303 SH       SOLE       0           0    36,303    0
Carrizo Oil & Co Inc           Common           144577103    1,118    39,550 SH       SOLE       0           0    39,550    0
Chevron Corp New               Common           166764100      561     5,234 SH       SOLE       0           0     5,234    0
Cisco Sys Inc                  Common           17275R102      389    18,380 SH       SOLE       0           0    18,380    0
Concho Resources Inc           Common           20605P101    2,421    23,715 SH       SOLE       0           0    23,715    0
Continental Resources Inc.     Common           212015101    1,352    15,750 SH       SOLE       0           0    15,750    0
Cooper Industries Ltd          CL A             G24182100    1,484    23,213 SH       SOLE       0           0    23,213    0
Crystallex Int'l Corp          Common           22942F101        2    12,840 SH       SOLE       0           0    12,840    0
Cyberonics Inc                 Common           23251P102    1,085    28,460 SH       SOLE       0           0    28,460    0
Cytokinetics                   Common           23282W100      160   139,240 SH       SOLE       0           0   139,240    0
DCP Midstream Partners LP      Common           23311P100    1,496    32,630 SH       SOLE       0           0    32,630    0
Deere & Co                     Common           244199105    2,089    25,824 SH       SOLE       0           0    25,824    0
Denbury Res Inc.               Com New          247916208    1,160    63,627 SH       SOLE       0           0    63,627    0
Devon Energy Corp New          Common           25179M103    2,190    30,791 SH       SOLE       0           0    30,791    0
Diamond Offshore Drilling Inc  Common           25271C102    1,132    16,965 SH       SOLE       0           0    16,965    0
Dril-Quip Inc.                 Common           262037104  106,113 1,632,011 SH       SOLE       0           0 1,632,011    0
Du Pont E I De Nemours & Co.   Common           263534109    1,611    30,460 SH       SOLE       0           0    30,460    0
El Paso Pipeline Partners LP   COM UNIT LP1     283702108      902    25,850 SH       SOLE       0           0    25,850    0
Ensco International Inc        Common           26874Q100    1,913    36,148 SH       SOLE       0           0    36,148    0
Enterprise Prods Partners LP   Common           293792107    3,880    76,868 SH       SOLE       0           0    76,868    0
EOG Resources                  Common           26875P101      476     4,283 SH       SOLE       0           0     4,283    0
Exxon Mobil Corp               Common           30231G102    7,249    83,575 SH       SOLE       0           0    83,575    0
Freeport-McMoRan Copper & Gold Common           35671D857      262     6,879 SH       SOLE       0           0     6,879    0
Gastar Expl Ltd                Common           367299203      108    36,000 SH       SOLE       0           0    36,000    0
General Electric Co            Common           369604103    1,488    74,153 SH       SOLE       0           0    74,153    0
Goldcorp Inc.                  Common           380956409      427     9,475 SH       SOLE       0           0     9,475    0
Goodrich Pete Corp             Common           382410405      195    10,250 SH       SOLE       0           0    10,250    0
Halliburton Co                 Common           406216101    1,096    33,010 SH       SOLE       0           0    33,010    0
Helmerich & Payne Inc          Common           423452101      998    18,490 SH       SOLE       0           0    18,490    0
Honeywell Inc.                 Common           438516106    1,381    22,624 SH       SOLE       0           0    22,624    0
Iamgold Corp                   Common           450913108      994    74,774 SH       SOLE       0           0    74,774    0
Int'l Business Machines        Common           459200101    1,592     7,631 SH       SOLE       0           0     7,631    0
Interpublic Group Cos Inc.     Common           460690100      938    82,200 SH       SOLE       0           0    82,200    0
JP Morgan & Chase & Co         Common           46625H100      450     9,786 SH       SOLE       0           0     9,786    0
Kansas City Southern           Common           485170302      443     6,179 SH       SOLE       0           0     6,179    0
Kinder Morgan Energy Partners  UT LTD PARTNER   494550106    1,749    21,140 SH       SOLE       0           0    21,140    0
Kinder Morgan Inc Del          Common           49456B101    1,094    28,300 SH       SOLE       0           0    28,300    0
Kinder Morgan Management LLC   SHS              49455U100      630     8,442 SH       SOLE       0           0     8,442    0
Lockheed Martin Corp           Common           539830109    1,608    17,896 SH       SOLE       0           0    17,896    0
Lowes Cos Inc                  Common           548661107    1,349    42,975 SH       SOLE       0           0    42,975    0
Magellan Midstream Partners LP COM UNIT RP LP   559080106    1,315    18,175 SH       SOLE       0           0    18,175    0
Main Street Capital Corp       Common           56035L104    7,464   303,037 SH       SOLE       0           0   303,037    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- -------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
Microsoft Corp                 Common           594918104    1,606    49,792 SH       SOLE       0           0    49,792    0
Mitsubishi UFJ Finl Group In   SPONSORED ADR    606822104       57    11,390 SH       SOLE       0           0    11,390    0
Molycorp Inc.                  Common           608753109    1,804    53,340 SH       SOLE       0           0    53,340    0
Murphy Oil Corp                Common           626717102      675    12,000 SH       SOLE       0           0    12,000    0
National Fuel Gas Co. N J      Common           636180101      280     5,810 SH       SOLE       0           0     5,810    0
National Oilwell Varco Inc     Common           637071101    2,883    36,272 SH       SOLE       0           0    36,272    0
Newfield Exploration           Common           651290108      218     6,280 SH       SOLE       0           0     6,280    0
Newmont Mining Corp            Common           651639106    1,070    20,867 SH       SOLE       0           0    20,867    0
Noble Corporation              Common           G65422100    1,008    26,896 SH       SOLE       0           0    26,896    0
Noble Energy Inc               Common           655044105      352     3,600 SH       SOLE       0           0     3,600    0
Novartis AG                    SPONSORED ADR    66987V109      809    14,602 SH       SOLE       0           0    14,602    0
Oasis Pete Inc                 Common           674215108      512    16,600 SH       SOLE       0           0    16,600    0
Occidental Pete Corp           Common           674599105      316     3,318 SH       SOLE       0           0     3,318    0
Oceaneering Int'l Inc          Common           675232102      890    16,512 SH       SOLE       0           0    16,512    0
Petroleo Brasileiro SA Petro   ADR              71654V408      824    31,038 SH       SOLE       0           0    31,038    0
Pioneer Natural Resources Co   Common           723787107    1,912    17,131 SH       SOLE       0           0    17,131    0
Plains All Amern Pipeline      Unit Ltd Partn   726503105    2,288    29,160 SH       SOLE       0           0    29,160    0
Plains Expl & Prodtn Co        Common           726505100    2,013    47,205 SH       SOLE       0           0    47,205    0
PolyMedix Inc                  Common           73174C100       28    23,420 SH       SOLE       0           0    23,420    0
Potash Corp Sask Inc           Common           73755L107    1,525    33,388 SH       SOLE       0           0    33,388    0
Powerwave Technologies Inc.    Common           739363109       38    18,430 SH       SOLE       0           0    18,430    0
Procter & Gamble Co            Common           742718109      673    10,010 SH       SOLE       0           0    10,010    0
ProShares TR                   Pshs Ult S&P 500 74347R107      216     6,050 SH       SOLE       0           0     6,050    0
ProShares TR                   Ultsht Oil New   74347X591      207     9,000 SH       SOLE       0           0     9,000    0
QUALCOMM Inc                   Common           747525103    1,455    21,376 SH       SOLE       0           0    21,376    0
Raytheon Co                    Com New          755111507      817    15,483 SH       SOLE       0           0    15,483    0
Rowan Cos Inc                  Common           779382100      840    25,501 SH       SOLE       0           0    25,501    0
Royal Dutch Shell PLC          Spons ADR A      780259206      764    10,888 SH       SOLE       0           0    10,888    0
Sandridge Energy Inc.          Common           80007P307    1,916   244,701 SH       SOLE       0           0   244,701    0
SAP AG                         Spon ADR         803054204    1,477    21,150 SH       SOLE       0           0    21,150    0
Schlumberger Ltd               Common           806857108    1,473    21,068 SH       SOLE       0           0    21,068    0
Seaco Ltd                      Common           G79441104      0.4    10,468 SH       SOLE       0           0    10,468    0
Seadrill Ltd                   SHS              G7945E105    1,889    50,355 SH       SOLE       0           0    50,355    0
SM Energy Company              Common           78454L100    1,217    17,195 SH       SOLE       0           0    17,195    0
Southern Co                    Common           842587107      640    14,234 SH       SOLE       0           0    14,234    0
Spansion Inc.                  Com CL A New     84649R200      307    25,240 SH       SOLE       0           0    25,240    0
Sprint Nextel Corp             Com Ser 1        852061100      265    93,055 SH       SOLE       0           0    93,055    0
State Street Corp              Common           857477103      291     6,400 SH       SOLE       0           0     6,400    0
Superior Energy Services       Common           868157108      241     9,130 SH       SOLE       0           0     9,130    0
Targa Resources Partners LP    Com Unit         87611X105      477    11,500 SH       SOLE       0           0    11,500    0
Toll Brothers Inc              Common           889478103    1,232    51,350 SH       SOLE       0           0    51,350    0
Transglobe Energy Corp         Common           893662106      169    14,000 SH       SOLE       0           0    14,000    0
Transocean Ltd                 Common           G90073100    1,070    19,554 SH       SOLE       0           0    19,554    0
United Technologies Corp       Common           913017109      735     8,863 SH       SOLE       0           0     8,863    0
Vodafone Group PLC             Spons ADR        92857W209       38    13,930 SH       SOLE       0           0    13,930    0
Weatherford International Ltd  Common           G95089101      463    30,715 SH       SOLE       0           0    30,715    0
Western Gas Partners LP        Com Unit LP IN   958254104    1,187    25,720 SH       SOLE       0           0    25,720    0
Weyerhaeuser Co                Common           962166104      772    35,235 SH       SOLE       0           0    35,235    0